Summary of Significant Accounting Policies - Warrants (Details) - shares	Dec. 19, 2023	Dec. 31, 2023
Class of Warrant or Right [Line Items]
Warrants outstanding		9,131,250
Warrants issued in connection with business combination	340,250
Public Warrants | Initial Public Offering
Class of Warrant or Right [Line Items]
Warrants outstanding		8,625,000
Private Placement Warrants | Initial Public Offering
Class of Warrant or Right [Line Items]
Warrants outstanding		506,250